Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 6,770,895	$ 953,661	¥ 5,137,312
Restricted cash—current	115,513	16,270	83,759
Short-term investments	11,516,304	1,622,037	21,087,089
Accounts receivable, net (net of allowance of RMB5,424 and RMB4,382 as of December 31, 2022 and 2023, respectively)	23,418	3,298	13,015
Loans receivable, net	3,521,072	495,933	2,648,449
Prepayments and other current assets	2,049,780	288,705	2,034,427
Total current assets	23,996,982	3,379,904	31,004,051
Restricted cash—non-current	10,000	1,408	0
Long-term investments	11,075,739	1,559,985	1,774,270
Property and equipment, net	194,576	27,405	108,824
Intangible assets, net	449,904	63,368	502,421
Goodwill	3,124,828	440,123	3,124,828
Deferred tax assets	149,081	20,998	41,490
Operating lease right-of-use assets and land use rights	134,867	18,996	132,000
Other non-current assets	211,670	29,813	8,427
Total non-current assets	15,350,665	2,162,096	5,692,260
TOTAL ASSETS	39,347,647	5,542,000	36,696,311
Current liabilities
Accounts payable (including RMB6,374 and RMB7,179 from the consolidated VIEs as of December 31, 2022 and 2023, respectively)	25,220	3,552	27,953
Amounts due to related parties	0	0	122,152
Prepaid for freight listing fees and other service fees (including RMB436,806 and RMB506,423 from the consolidated VIEs as of December 31, 2022 and 2023, respectively)	548,917	77,313	462,080
Income tax payable (including RMB8,082 and RMB3,032 from the consolidated VIEs as of December 31, 2022 and 2023, respectively)	154,916	21,819	52,233
Other tax payable (including RMB682,030 and RMB731,284 from the consolidated VIEs as of December 31, 2022 and 2023, respectively)	784,617	110,511	721,597
Operating lease liabilities – current (including RMB39,649 and RMB34,867 from the consolidated VIEs as of December 31, 2022 and 2023, respectively)	37,758	5,318	44,590
Accrued expenses and other current liabilities (including RMB883,965 and RMB1,113,559 from the consolidated VIEs as of December 31, 2022 and 2023, respectively)	1,723,245	242,714	1,301,160
Total current liabilities	3,274,673	461,227	2,731,765
Deferred tax liabilities (including RMB23,358 and RMB20,333 from the consolidated VIEs as of December 31, 2022 and 2023, respectively)	108,591	15,295	121,611
Operating lease liabilities–non-current (including RMB34,036 and RMB46,395 from the consolidated VIEs as of December 31, 2022 and 2023, respectively)	46,709	6,579	35,931
Other non-current liabilities (including RMB nil and RMB22,950 from the consolidated VIEs as of December 31, 2022 and 2023, respectively)	22,950	3,232	0
Total non-current liabilities	178,250	25,106	157,542
TOTAL LIABILITIES	3,452,923	486,333	2,889,307
Commitments and contingencies (Note 23)
MEZZANINE EQUITY
Redeemable non-controlling interests	277,420	39,074	149,771
EQUITY
Treasury stock, at cost	(608,117)	(85,651)	0
Additional paid-in capital	47,713,985	6,720,374	47,758,178
Accumulated other comprehensive income	2,897,871	408,157	2,511,170
Accumulated deficit	(14,400,604)	(2,028,283)	(16,613,492)
TOTAL FULL TRUCK ALLIANCE CO. LTD. EQUITY	35,604,506	5,014,790	33,657,233
Non-controlling interests	12,798	1,803	0
TOTAL EQUITY	35,617,304	5,016,593	33,657,233
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY	39,347,647	5,542,000	36,696,311
Common Class A [Member]
EQUITY
Common Stock Value	1,229	173	1,222
Common Class B [Member]
EQUITY
Common Stock Value	¥ 142	$ 20	¥ 155